LONG-TERM DEBT, NET - Redemption of 4.125% Notes (Details) - Senior Notes - 4.125% Senior Notes due August 1, 2030 (the “4.125% Senior Notes”); interest payable each February 1 and August 1	12 Months Ended
Dec. 31, 2020
Debt Instrument, Redemption, Period One
Debt Instrument, Redemption
Redemption price relative to principal amount (as a percent)	102.063%
Debt Instrument, Redemption, Period Two
Debt Instrument, Redemption
Redemption price relative to principal amount (as a percent)	101.375%
Debt Instrument, Redemption, Period Three
Debt Instrument, Redemption
Redemption price relative to principal amount (as a percent)	100.688%
Debt Instrument, Redemption, Period Four
Debt Instrument, Redemption
Redemption price relative to principal amount (as a percent)	100.00%